SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	11 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of operations includes a presentation of income (loss)

For the Period
from
January 24, 2020
(date of inception)
to December 31,
2020
(As restated)
Net income available to Class A common stockholders:
Income on trust account	$79,000
Less: Income and franchise taxes to the extent of income	(79,000)
Net income attributable to Class A common stockholders	$—
Net income available to Class B common stockholders:
Net loss	$(11,912,000)
Less: amount attributable to Class A common stockholders	—
Net (loss) attributable to Class B common stockholders	$(11,912,000)